Crewing costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Crewing cost [Abstract]
Short term crew benefits (i.e. wages, victualing, insurance)	$ 136,407	$ 148,931	$ 150,194
Other crewing related costs	22,874	25,497	24,633
Total crewing costs	$ 159,281	$ 174,428	$ 174,827